Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund VI
Entity Central Index Key	0001999801
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
VIP Hedged Equity Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 17,560,069
Holdings Count | shares	462
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 98.3 Domestic Equity Funds 1.0 Options 0.8 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 98.3 Domestic Equity Funds - 1.0 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Alphabet Inc Class A 5.9 Microsoft Corp 4.6 Amazon.com Inc 3.8 Broadcom Inc 2.9 Micron Technology Inc 2.1 Meta Platforms Inc Class A 2.0 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.8 39.3
VIP Hedged Equity Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 17,560,069
Holdings Count | shares	462
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 98.3 Domestic Equity Funds 1.0 Options 0.8 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 98.3 Domestic Equity Funds - 1.0 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Alphabet Inc Class A 5.9 Microsoft Corp 4.6 Amazon.com Inc 3.8 Broadcom Inc 2.9 Micron Technology Inc 2.1 Meta Platforms Inc Class A 2.0 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.8 39.3
VIP Hedged Equity Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 17,560,069
Holdings Count | shares	462
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 98.3 Domestic Equity Funds 1.0 Options 0.8 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 98.3 Domestic Equity Funds - 1.0 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Alphabet Inc Class A 5.9 Microsoft Corp 4.6 Amazon.com Inc 3.8 Broadcom Inc 2.9 Micron Technology Inc 2.1 Meta Platforms Inc Class A 2.0 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.8 39.3
VIP Hedged Equity Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Hedged Equity Portfolio
Class Name	VIP Hedged Equity Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 17,560,069
Holdings Count | shares	462
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 98.3 Domestic Equity Funds 1.0 Options 0.8 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 98.3 Domestic Equity Funds - 1.0 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.7 Alphabet Inc Class A 5.9 Microsoft Corp 4.6 Amazon.com Inc 3.8 Broadcom Inc 2.9 Micron Technology Inc 2.1 Meta Platforms Inc Class A 2.0 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.8 39.3